Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Management and advisory fees, net
Related Party Transaction [Line Items]
Revenue from related parties	$ 41.3	$ 38.1	$ 126.4	$ 96.0
Carried interest allocation revenues
Related Party Transaction [Line Items]
Revenue from related parties	$ 176.7	$ 4.7	$ 214.3	$ 129.0
StepStone Group LP | Management and advisory fees, net
Related Party Transaction [Line Items]
Revenue from related parties					$ 134.6	$ 92.8	$ 61.7
StepStone Group LP | Carried interest allocation revenues
Related Party Transaction [Line Items]
Revenue from related parties					$ 208.0	$ 63.9	$ 121.8